Personnel expenses - Remuneration and other benefits (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lars Linder Aronson
Personnel expenses
Fee, includes committee fee	kr (609)	kr (588)	kr (603)
Total	(609)	(588)	(603)
Lennart Jacobsen, from March 24, 2021
Personnel expenses
Fee, includes committee fee	(238)
Total	(238)
Reinhold Geijer
Personnel expenses
Fee, includes committee fee	(318)	(288)	(275)
Total	(318)	(288)	(275)
Eva Nilsagard
Personnel expenses
Fee, includes committee fee	(334)	(297)	(277)
Total	(334)	(297)	(277)
Hans Larsson
Personnel expenses
Fee, includes committee fee	(334)	(302)	(249)
Total	(334)	(302)	(249)
Cecilia Ardstrm, resigned March 24, 2021
Personnel expenses
Fee, includes committee fee	(83)	(322)	(308)
Total	(83)	(322)	(308)
Ulla Nilsson, resigned March 24, 2021
Personnel expenses
Fee, includes committee fee	(84)	(322)	(298)
Total	(84)	(322)	(298)
Catrin Fransson, Chief Executive Officer (CEO), resigned July 15, 2021
Personnel expenses
Fixed remuneration	(3,130)	(5,234)	(5,015)
Other benefits	(15)	(33)	(25)
Pension fee	(896)	(1,536)	(1,462)
Total	kr (4,041)	kr (6,803)	kr (6,502)
Retirement age	65 years	65 years	65 years
Pension fee on fixed salary (in percent)	30.00%	30.00%	30.00%
Magnus Montan, Chief Executive Officer (CEO), from July 16, 2021
Personnel expenses
Fixed remuneration	kr (2,459)
Other benefits	(8)
Pension fee	(837)
Total	kr (3,304)
Retirement age	65 years
Pension fee on fixed salary (in percent)	30.00%
Per Akerlind, Deputy Chief Executive Officer
Personnel expenses
Fixed remuneration	kr (3,544)	kr (3,527)	kr (3,509)
Other benefits	(20)	(31)	(30)
Pension fee	(1,266)	(1,257)	(1,123)
Total	(4,830)	(4,815)	(4,662)
Karl Johan Bernerfalk, General Counsel, Head of Legal and Sustainability Analysis
Personnel expenses
Fixed remuneration	(1,643)	(1,576)	(1,507)
Other benefits	(35)	(31)	(23)
Pension fee	(574)	(552)	(529)
Total	(2,252)	(2,159)	(2,059)
Andreas Ericson, Head of International Finance
Personnel expenses
Fixed remuneration	(2,020)	(2,024)	(1,978)
Other benefits	(34)	(32)	(28)
Pension fee	(646)	(631)	(607)
Total	(2,700)	(2,687)	(2,613)
Stefan Friberg, Chief Financial Officer (CFO)
Personnel expenses
Fixed remuneration	(3,007)	(2,964)	(2,922)
Other benefits	(16)	(18)	(27)
Pension fee	(532)	(515)	(500)
Total	(3,555)	(3,497)	(3,449)
Teresa Hamilton Burman, Chief Credit Officer (CCO)
Personnel expenses
Fixed remuneration	(2,459)	(2,389)	(2,353)
Other benefits	(30)	(18)	(18)
Pension fee	(529)	(524)	(508)
Total	(3,018)	(2,931)	(2,879)
Jens Hedar, Head of Client Relationship Management
Personnel expenses
Fixed remuneration	(2,485)	(2,316)	(2,224)
Other benefits	(17)	(18)	(15)
Pension fee	(721)	(635)	(649)
Total	(3,223)	(2,969)	(2,888)
Petra Knberg, Head of Marketing and Communications, resigned November 30, 2021
Personnel expenses
Fixed remuneration	(1,219)	(1,286)	(1,236)
Other benefits	(31)	(34)	(33)
Pension fee	(427)	(428)	(407)
Total	(1,677)	(1,748)	(1,676)
Irina Slinko, acting Chief Risk Officer (CRO), resigned August 20, 2019
Personnel expenses
Fixed remuneration			(1,159)
Other benefits			(12)
Pension fee			(365)
Total			(1,536)
Anna-Lena Soderlund, acting Chief Risk Officer (CRO), from August 21, 2019, resigned October 27, 2019
Personnel expenses
Fixed remuneration			(278)
Other benefits			(6)
Pension fee			(115)
Total			(399)
Peter Svensen, Chief Risk Officer (CRO), from October 28, 2019
Personnel expenses
Fixed remuneration	(2,624)	(2,597)	(471)
Other benefits	(26)	(26)	(3)
Pension fee	(555)	(569)	(80)
Total	(3,205)	(3,192)	(554)
Sirpa Rusanen, Chief Human Resources (CHRO)
Personnel expenses
Fixed remuneration	(1,749)	(1,719)	(1,644)
Other benefits	(24)	(22)	(42)
Pension fee	(687)	(675)	(623)
Total	(2,460)	(2,416)	(2,309)
Susanna Rystedt, Head of Strategy, Business Development and Communications
Personnel expenses
Fixed remuneration	(2,552)	(2,501)	(2,484)
Other benefits	(16)	(16)	(40)
Pension fee	(804)	(788)	(759)
Total	(3,372)	(3,305)	(3,283)
Madeleine Widaeus, Chief Information Officer (CIO)
Personnel expenses
Fixed remuneration	(1,749)	(1,671)	(1,574)
Other benefits	(16)	(16)	(16)
Pension fee	(520)	(493)	(463)
Total	(2,285)	(2,180)	(2,053)
Board of Directors and Senior Executives
Personnel expenses
Fee, includes committee fee	(2,000)	(2,119)	(2,010)
Fixed remuneration	(30,640)	(29,804)	(28,354)
Other benefits	(288)	(295)	(318)
Pension fee	(8,994)	(8,603)	(8,190)
Total	kr (41,922)	kr (40,821)	kr (38,872)